Inventory, Net - Schedule of Inventory, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Net Inventory	$ 11,183	$ 9,615
Product | Pellets
Inventory [Line Items]
Inventory, gross	6,213	6,318
Obsolete and expired allowance	(1,298)	(1,356)
Net Inventory	4,915	4,962
Product | Dietary Supplements
Inventory [Line Items]
Inventory, gross	6,283	4,849
Obsolete and expired allowance	(15)	(196)
Net Inventory	$ 6,268	$ 4,653